LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of limited partners equity [Abstract]
Schedule of Composition of the Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$4	$2
Incentive distribution	35	32	72	65
	37	33	76	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	73	69	147	139
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	16	34	32
External shareholders	50	48	101	97
Total BEPC exchangeable shares and class A.2 exchangeable shares	67	64	135	129
	$177	$166	$358	$335
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Brookfield Holders	$28	$27	$56	$53
External LP unitholders	78	74	158	151
	$106	$101	$214	$204